Financial Instruments - Narrative (Details) - USD ($)	1 Months Ended		3 Months Ended		9 Months Ended
	Dec. 31, 2025	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025	Dec. 31, 2021
Financing Receivable, Allowance for Credit Loss [Line Items]
Proceeds from settlement of loans, including convertible loans					$ 56,000,000	$ 0
Debt securities, available-for-sale, noncurrent	$ 13,800,000		$ 13,800,000		13,800,000
Level 3
Financing Receivable, Allowance for Credit Loss [Line Items]
Convertible loans receivable	0		0		0		$ 34,000,000
Convertible loans receivable | Level 3
Financing Receivable, Allowance for Credit Loss [Line Items]
Fair value gains (losses) recognized in the Condensed Consolidated Income Statements			5,000,000	$ 0	5,000,000	1,000,000
Loans receivable
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and other receivables carried at amortized cost	13,000,000		13,000,000		13,000,000		27,000,000
Other receivables
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and other receivables carried at amortized cost	9,400,000		9,400,000		9,400,000		7,100,000
Arduino
Financing Receivable, Allowance for Credit Loss [Line Items]
Loan receivable, credit loss reversal					16,800,000
Proceeds from settlement of loans, including convertible loans		$ 16,900,000
Cerfe Labs, Inc. | Loans receivable
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and other receivables carried at amortized cost	$ 3,200,000		$ 3,200,000		$ 3,200,000		$ 3,200,000
Loan term	4 years		4 years		4 years		4 years
Ampere
Financing Receivable, Allowance for Credit Loss [Line Items]
Convertible loans receivable								$ 29,000,000.0
Ampere | Convertible loans receivable
Financing Receivable, Allowance for Credit Loss [Line Items]
Proceeds from settlement of loans, including convertible loans	$ 39,300,000
Ampere | Convertible loans receivable | Level 3
Financing Receivable, Allowance for Credit Loss [Line Items]
Fair value gains (losses) recognized in the Condensed Consolidated Income Statements			$ 4,900,000	$ 0	$ 5,300,000	$ 1,000,000